Real Estate Inventories and Capitalized Interest	3 Months Ended
Mar. 31, 2017
Real Estate [Abstract]
Real Estate Inventories and Capitalized Interest
Real Estate Inventories and Capitalized Interest
Real estate inventories are summarized as follows:

	March 31,	December 31,
	2017	2016
	(Dollars in thousands)
Deposits and pre-acquisition costs	$42,492	$38,723
Land held and land under development	87,078	98,596
Homes completed or under construction	150,141	93,628
Model homes	42,283	55,981
	$321,994	$286,928

All of our deposits and pre-acquisition costs are non-refundable, except for refundable deposits of $0.4 million and $4.1 million as of March 31, 2017 and December 31, 2016, respectively.
Land held and land under development includes costs incurred during site development such as land, development, indirects, and permits. Homes completed or under construction and model homes (except for capitalized selling and marketing costs, which are classified in other assets) include all costs associated with home construction, including land, development, indirects, permits, materials and labor.
In accordance with Accounting Standards Codification ("ASC") 360, Property, Plant and Equipment (“ASC 360”), inventory is stated at cost, unless the carrying amount is determined not to be recoverable, in which case inventory is written down to its fair value. We review each real estate asset at the community-level on a quarterly basis or whenever indicators of impairment exist. For the three months ended March 31, 2017 and 2016, 26 and 19 projects, respectively, were subject to periodic impairment review, and the Company recognized no real estate-related impairments for either period.
Interest is capitalized to inventory during development and other qualifying activities. Interest capitalized as a cost of inventory is included in cost of sales as related homes are closed. Interest capitalized to investment in unconsolidated joint ventures is amortized to equity in net income (loss) of unconsolidated joint ventures as related joint venture homes or lots close. For the three months ended March 31, 2017 and 2016 interest incurred, capitalized and expensed was as follows:

	Three Months Ended March 31,
	2017	2016
	(Dollars in thousands)
Interest incurred	$2,036	$1,281
Interest capitalized to inventory	(1,872)	(1,281)
Interest capitalized to investments in unconsolidated joint ventures	(164)	—
Interest expensed	$—	$—

Capitalized interest in beginning inventory	$6,342	$4,190
Interest capitalized as a cost of inventory	1,872	1,281
Previously capitalized interest included in cost of sales	(1,551)	(648)
Capitalized interest in ending inventory	6,663	4,823

Capitalized interest in beginning investment in unconsolidated joint ventures	—	—
Interest capitalized to investments in unconsolidated joint ventures	164	—
Previously capitalized interest included in equity in net income (loss) of unconsolidated joint ventures	—	—
Capitalized interest in ending investments in unconsolidated joint ventures	164	—
Total capitalized interest in ending inventory and investments in unconsolidated joint ventures	$6,827	$4,823

Capitalized interest as a percentage of inventory	2.1%	1.5%
Interest included in cost of sales as a percentage of home sales revenue	2.2%	1.5%

Capitalized interest as a percentage of investments in and advances to unconsolidated joint ventures	0.3%	—%
Real Estate Inventories and Capitalized Interest
Real estate inventories are summarized as follows:

	December 31,
	2016	2015
	(Dollars in thousands)
Deposits and pre-acquisition costs	$38,723	$17,133
Land held and land under development	98,596	57,659
Homes completed or under construction	93,628	100,523
Model homes	55,981	25,321
	$286,928	$200,636

All of our deposits and pre-acquisition costs are non-refundable, except for $4.1 million and $0.5 million as of December 31, 2016 and 2015, respectively.
Land held and land under development includes costs incurred during site development such as land, development, indirects, and permits. Homes completed or under construction and model homes (except for capitalized selling and marketing costs, which have been classified in other assets) include all costs associated with home construction, including land, development, indirects, permits, materials and labor.
In accordance with Accounting Standards Codification ("ASC") 360, Property, Plant and Equipment (“ASC 360”), inventory is stated at cost, unless the carrying amount is determined not to be recoverable, in which case inventory is written down to its fair value. We review each real estate asset at the community-level, on a quarterly basis or whenever indicators of impairment exist. For the year ended December 31, 2016, the Company recognized real estate-related impairments of $3.5 million in cost of sales resulting in a decrease of the same amount to income before income taxes for our homebuilding segment. Fair value for homebuilding projects impaired during 2016 was calculated using a land residual value analysis and under a discounted cash flow model. The project cash flows were discounted at rates ranging from 10-14%. Fair value for the land sales project impaired during 2016 was determined using the land purchase price included in the executed sales agreement, less the Company's cost to sell. The following table summarizes inventory impairments recorded during the years ended December 31, 2016, 2015 and 2014:

	Year Ended December 31,
	2016	2015	2014
	(Dollars in Thousands)
Inventory impairments:
Home sales	$2,350	$—	$—
Land sales	1,150	—	—
Total inventory impairments	$3,500	$—	$—

Remaining carrying value of inventory impaired at year end	$30,225	$—	$—
Number of projects impaired during the year	3	—	—
Total number of projects subject to periodic impairment review during the year (1)	27	18	14

(1)
Represents the peak number of real estate projects that we had during each respective year. The number of projects outstanding at the end of each year may be less than the number of projects listed herein.

The home sales impairments of $2.4 million related to land under development and homes completed or under construction for two active homebuilding communities. These communities were experiencing slow monthly sales absorption rates, and the Company determined that additional incentives were required to sell the remaining homes and lots at estimated aggregate sales prices that would be lower than its previous carrying values. One community is located in Southern California and the other is located in Northern California. The land sales impairments of $1.2 million related to land under development in Northern California that the Company intends to sell once certain improvements are complete.
Interest is capitalized to inventory during development and other qualifying activities. Interest capitalized as a cost of inventory is included in cost of sales as related homes are closed. For the years ended December 31, 2016, 2015 and 2014 interest incurred, capitalized and expensed was as follows:

	Year Ended December 31,
	2016	2015	2014
	(Dollars in thousands)
Interest incurred	$7,484	$4,722	$1,857
Interest capitalized	(7,484)	(4,722)	(1,857)
Interest expensed	$—	$—	$—

Capitalized interest in beginning inventory	$4,190	$2,328	$1,003
Interest capitalized as a cost of inventory	7,484	4,722	1,857
Contribution to unconsolidated joint ventures	(1)	(264)	—
Previously capitalized interest included in cost of sales	(5,331)	(2,511)	(532)
Interest previously capitalized as a cost of inventory, included in other expense	—	(85)	—
Capitalized interest in ending inventory	$6,342	$4,190	$2,328

Capitalized interest as a percentage of inventory	2.2%	2.1%	1.5%
Interest included in cost of sales as a percentage of home sales revenue	1.0%	0.9%	0.9%

Contribution to unconsolidated joint ventures relates to interest capitalized as a cost of inventory, which was then contributed by the Company to unconsolidated joint ventures formed in each of 2016 and 2015.